Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 7: Subsequent Events

Since September 30, 2012, the EC and WS Family Trust has made additional loans to the Company in the aggregate amount of $132,000. In connection with such loans, the Company issued to the EC and WS Family Trust five year demand notes bearing interest at 3.95 percent per annum.

On October 1, 2012 Ronald W. Rudolph resigned as Chief Financial Officer of the Company in order to pursue other interests.

On October 12, 2012 the Company commenced trading of its common stock on the OTCBB under the symbol TRGM

Note 14: Subsequent Events

Since December 31, 2011, the EC and WS Family Trust has made additional loans to the Company in the aggregate amount of $2,985,000. In connection with such loans, the Company issued to the EC and WS Family Trust five-year warrants to purchase 2,090,740 shares of the Company’s common stock at an exercise price of $3.38 per share.